Summary of Significant Accounting Policies - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Cash and cash equivalents	$ 7,868	$ 21,989
Restricted cash		8,237
Total	$ 7,868	$ 30,226	$ 40,274	$ 36,627